Prudential Investment Portfolios 5

Prudential Day One Income Fund

Prudential Day One 2010 Fund

Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

(the “Funds” and each, a “Fund”)

Supplement dated November 15, 2018 to each Fund’s
Currently Effective Prospectus

Effective December 31, 2018, the Prospectus is revised as follows:

I.

In the section entitled “More About the Funds’ Principal and Non-Principal Investment Strategies, Investments and Risk—The Funds of Funds Structure—Underlying Funds”, the entry in the table relating to the PGIM QMA International Developed Markets Index Fund is restated as shown below:

Asset Class	Name of Underlying Fund	Investment Objective of Underlying Fund	Principal Investment Strategies of Underlying Fund
Equity	PGIM QMA International Developed Markets Index Fund	To provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index.

The Fund intends to invest over 80% of its investable assets in securities included in the FTSE Developed Markets Ex-North America Net Index in approximately the same proportions as those of the Index.

II.	Each Fund’s Custom Benchmark is restated as shown below to replace the Russell Developed Ex-North America Large Cap Net Index component with the FTSE Developed Markets Ex-North America Net Index.

Prudential Day One Income Custom Benchmark. The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2010 Custom Benchmark. The Prudential Day One 2010 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2015 Custom Benchmark. The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2020 Custom Benchmark. The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity s Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2025 Custom Benchmark. The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2030 Custom Benchmark. The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2035 Custom Benchmark. The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2040 Custom Benchmark. The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2045 Custom Benchmark. The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2050 Custom Benchmark. The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2055 Custom Benchmark. The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Prudential Day One 2060 Custom Benchmark. The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed Markets Ex-North America Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill Index, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Net Index. Because the asset allocation of each Fund changes over time with the Glide path, the custom benchmark allocations also change over time. All indices are unmanaged. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and  “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

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